RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions Footnotes (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			12 Months Ended
	Oct. 17, 2017	Aug. 15, 2017	May 31, 2016	Jan. 31, 2016	Feb. 28, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Management and administrative services agreement fee percentage						5.00%
Required notice for termination of management service agreement						120 days
Granted during the year
Exercise price as of grant date (in dollars per share)
Quarterly distributions						$ 165,250	$ 161,060	$ 154,668
Ownership percentage by noncontrolling owners						69.40%	69.60%
Dividends to China Petroleum Corporation						$ 0	$ 7,000	12,360
Hilli LLC
Related Party Transaction [Line Items]
Distributed Earnings						$ 5,600
Golar Wilhelmsen Management AS
Related Party Transaction [Line Items]
Required notice for termination of management service agreement						30 days
Golar LNG Limited
Related Party Transaction [Line Items]
Interest income						$ 2,400
Quarterly distributions						$ 48,400	$ 52,300	$ 54,700
Golar LNG Limited | Employee Stock Option
Related Party Transaction [Line Items]
Granted during the year							29,950	45,000
Exercise price as of grant date (in dollars per share)							$ 23.50	$ 56.70
Contractual term						5 years
Vesting period						3 years
Golar LNG Limited | 5.0% Fixed 60 Day Short Term Debt [Member]
Related Party Transaction [Line Items]
Margin on LIBOR				5.00%
Amount borrowed by Golar				$ 30,000
Debt instrument term (in years)				60 days
Golar LNG Limited | Golar Tundra
Related Party Transaction [Line Items]
Interest income							$ 2,200
Golar LNG Limited | Charter-hire Revenues Golar Grand
Related Party Transaction [Line Items]
Time charter revenues							17,400	$ 28,400
Golar LNG Limited | Deposit Paid
Related Party Transaction [Line Items]
Related party transaction fees		$ 70,000
Interest income						$ 4,779	4,622	1,967
Interest rate, margin on LIBOR		5.00%
Golar LNG Limited | Fees to Helm Energy Advisors Inc.
Related Party Transaction [Line Items]
Related party transaction fees						0	0	795
Golar LNG Limited | Golar Grand
Related Party Transaction [Line Items]
Time charter revenue, reduced hire rate					75.00%
China Petroleum Corporation
Related Party Transaction [Line Items]
Dividends to China Petroleum Corporation						$ 0	$ 7,000	$ 12,360
China Petroleum Corporation | Faraway Maritime Shipping Company
Related Party Transaction [Line Items]
Percentage of ownership						60.00%
Ownership percentage by noncontrolling owners						40.00%
Hilli LLC
Related Party Transaction [Line Items]
Dividends Receivable						$ 3,600
Golar LNG Limited
Related Party Transaction [Line Items]
Related Party Transaction, Additional Annual Consideration, Percent of Deferred Purchase Price	5.00%
Golar LNG Limited | Related Party, Deposit Amount
Related Party Transaction [Line Items]
Related party transaction fees			$ 107,200